Segmented information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segmented information
Note 15: Segmented information

The Bank is managed by the CEO on a geographic basis. The Bank's six geographic segments are Bermuda, Cayman, Guernsey, Switzerland, The Bahamas and the United Kingdom. The geographic segments are determined based on the country's balance sheet size and by regulatory reporting requirements in the respective jurisdiction. Each region has a managing director who reports through the Chief Operating Officer to the CEO. The CEO and the region managing director have final authority over resource allocation decisions and performance assessment.

The geographic segments reflect this management structure and the manner in which financial information is currently evaluated by the CEO. Segment results are determined based on the Bank's management reporting system, which assigns balance sheet and income statement items to each of the geographic segments. The process is designed around the Bank's organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions. A description of each reportable segment and table of financial results is presented below.

Accounting policies of the reportable segments are the same as those described in Note 2: Significant accounting policies. Transactions between segments are accounted for on an accrual basis and are all eliminated upon consolidation. The Bank generally does not allocate assets, revenues and expenses among its business segments, with the exception of certain corporate overhead expenses and loan participation revenue and expense. Loan participation revenue and expenses are allocated pro-rata based upon the percentage of the total loan funded by each jurisdiction participating in the loan.

The Bermuda segment provides a full range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through four branch locations and through internet banking, mobile banking, automated teller machines (“ATMs”) and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and personal insurance products. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Bermuda’s wealth management offering consists of Butterfield Asset Management Limited, which provides investment management, advisory and brokerage services and Butterfield Trust (Bermuda) Limited, which provides trust, estate, company management and custody services. Bermuda is also the location of Bank's head offices and accordingly, retains the unallocated corporate overhead expenses.

The Cayman segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, ATMs and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and property/auto insurance. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Cayman’s wealth management offering comprises investment management, advisory and brokerage services and Butterfield Trust (Cayman) Limited, which provides trust, estate and company management.

The Guernsey segment provides a broad range of services to private clients and financial institutions including private banking and treasury services, internet banking, administered bank services, wealth management and fiduciary services.

The Switzerland segment provides fiduciary services. The Bahamas segment provides fiduciary and ancillary services.

The United Kingdom segment provides mortgage services for high-value residential properties. Previously, the United Kingdom segment provided a broad range of services including private banking and treasury services, internet banking and wealth management and fiduciary services to high net worth individuals and privately owned businesses. As described in Note 13: Exit cost obligations, during the year-ended December 31, 2015, the Bank commenced an orderly wind-down of the deposit-taking and investment management businesses in the United Kingdom segment.

Total Assets by Segment	December 31, 2017	December 31, 2016
Bermuda	5,930,411	6,765,125
Cayman	3,242,343	3,393,256
Guernsey	1,563,835	1,132,663
Switzerland	2,656	2,173
The Bahamas	9,059	81,604
United Kingdom	33,453	151,866
Total assets before inter-segment eliminations	10,781,757	11,526,687
Less: inter-segment eliminations	(2,520)	(423,142)
Total	10,779,237	11,103,545

2017	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	178,600	1,324	4,618	81,416	265,958	2,785	268,743	192,006	76,737
Cayman	86,074	3	1,033	46,004	133,114	(28)	133,086	59,400	73,686
Guernsey	24,039	(1,331)	186	23,005	45,899	(133)	45,766	39,827	5,939
Switzerland	—	—	—	3,830	3,830	—	3,830	3,574	256
The Bahamas	92	40	—	3,940	4,072	—	4,072	4,495	(423)
United Kingdom	939	(36)	—	3,960	4,863	(1,355)	3,508	6,451	(2,943)
Total before eliminations	289,744	—	5,837	162,155	457,736	1,269	459,005	305,753	153,252
Inter-segment eliminations	—	—	—	(4,330)	(4,330)	—	(4,330)	(4,330)	—
Total	289,744	—	5,837	157,825	453,406	1,269	454,675	301,423	153,252

2016	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,503	63,519
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Guernsey	14,469	(323)	(395)	24,623	38,374	(1,027)	37,347	35,547	1,800
Switzerland	41	—	—	3,798	3,839	—	3,839	3,366	473
The Bahamas	46	30	—	4,666	4,742	—	4,742	5,032	(290)
United Kingdom	3,814	(1,737)	1,124	3,947	7,148	1,161	8,309	20,255	(11,946)
Total before eliminations	258,480	—	(4,399)	150,163	404,244	1,014	405,258	289,316	115,942
Inter-segment eliminations	—	—	—	(2,690)	(2,690)	—	(2,690)	(2,690)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942

2015	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	142,488	2,600	(3,625)	61,050	202,513	(2,503)	200,010	159,474	40,536
Cayman	66,317	608	(466)	39,508	105,967	(793)	105,174	58,115	47,059
Guernsey	17,025	(427)	(103)	26,171	42,666	(1,066)	41,600	39,872	1,728
Switzerland	—	—	—	3,420	3,420	—	3,420	3,320	100
The Bahamas	8	116	—	5,295	5,419	1	5,420	5,068	352
United Kingdom	13,428	(2,897)	(1,547)	6,307	15,291	(5,076)	10,215	22,251	(12,036)
Total before eliminations	239,266	—	(5,741)	141,751	375,276	(9,437)	365,839	288,100	77,739
Inter-segment eliminations	—	—	—	(1,579)	(1,579)	—	(1,579)	(1,579)	—
Total	239,266	—	(5,741)	140,172	373,697	(9,437)	364,260	286,521	77,739